Supplemental Guarantor Information (Notes)	3 Months Ended
Mar. 31, 2017
Supplemental Guarantor Information [Abstract]
Supplemental Guarantor Info [Text Block]
Supplemental Guarantor Information

The Company's 7.25% Senior Notes due 2022 (the "Notes") are guaranteed, on an unsecured basis, jointly and severally, by all of the Company's 100% owned subsidiaries (collectively, the "Guarantors"). The guarantees are full and unconditional. The Indenture governing the Notes (the "Indenture") provides that the guarantees of a Guarantor will be automatically and unconditionally released and discharged: (1) upon any sale, transfer, exchange or other disposition (by merger, consolidation or otherwise) of all of the equity interests of such Guarantor after which the applicable Guarantor is no longer a “Restricted Subsidiary” (as defined in the Indenture), which sale, transfer, exchange or other disposition is made in compliance with applicable provisions of the Indenture; (2) upon the proper designation of such Guarantor as an “Unrestricted Subsidiary” (as defined in the Indenture), in accordance with the Indenture; (3) upon request of the Company and certification in an officers’ certificate provided to the trustee that the applicable Guarantor has become an “Immaterial Subsidiary” (as defined in the Indenture), so long as such Guarantor would not otherwise be required to provide a guarantee pursuant to the Indenture; provided that, if immediately after giving effect to such release the consolidated tangible assets of all Immaterial Subsidiaries that are not Guarantors would exceed 5.0% of consolidated tangible assets, no such release shall occur, (4) if the Company exercises its legal defeasance option or covenant defeasance option under the Indenture or if the obligations of the Company and the Guarantors are discharged in compliance with applicable provisions of the Indenture, upon such exercise or discharge; (5) unless a default has occurred and is continuing, upon the release or discharge of such Guarantor from its guarantee of any indebtedness for borrowed money of the Company and the Guarantors so long as such Guarantor would not then otherwise be required to provide a guarantee pursuant to the Indenture; or (6) upon the full satisfaction of the Company’s obligations under the Indenture; provided that in each case if such Guarantor has incurred any indebtedness in reliance on its status as a Guarantor in compliance with applicable provisions of the Indenture, such Guarantor’s obligations under such indebtedness, as the case may be, so incurred are satisfied in full and discharged or are otherwise permitted to be incurred by a Restricted Subsidiary (other than a Guarantor) in compliance with applicable provisions of the Indenture. The Company has determined that separate, full financial statements of the Guarantors would not be material to investors and, accordingly, supplemental financial information for the Guarantors is presented.

As the guarantees were made in connection with the first and second quarter 2017 private offering of notes, the Guarantors’ condensed financial information is presented as if the guarantees existed during the period presented. If any subsidiaries are released from the guarantees in future periods, the changes are reflected prospectively.

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEETS

	March 31, 2017
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Assets
Cash and cash equivalents	$68,311	$41,568	$234	$—	$110,113
Restricted cash	—	209	—	—	209
Contracts and accounts receivable	18	27,669	—	(2,005)	25,682
Intercompany receivables	81,747	—	—	(81,747)	—
Due from affiliates	—	418	—	38	456
Real estate inventories	—	321,994	—	—	321,994
Investment in and advances to unconsolidated joint ventures	—	54,204	—	—	54,204
Investment in subsidiaries	323,883	—	—	(323,883)	—
Other assets	14,098	12,147	—	(1,138)	25,107
Total assets	$488,057	$458,209	$234	$(408,735)	$537,765

Liabilities and equity
Accounts payable	$904	$37,176	$2	$—	$38,082
Accrued expenses and other liabilities	—	15,398	129	(3,088)	12,439
Intercompany payables	—	81,747	—	(81,747)	—
Due to affiliates	—	17	—	(17)	—
Senior notes, net	241,738	—	—	—	241,738
Total liabilities	242,642	134,338	131	(84,852)	292,259
Stockholders' equity	245,415	323,871	12	(323,883)	245,415
Noncontrolling interest	—	—	91	—	91
Total equity	245,415	323,871	103	(323,883)	245,506
Total liabilities and equity	$488,057	$458,209	$234	$(408,735)	$537,765

	December 31, 2016
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Assets
Cash and cash equivalents	$16,385	$13,842	$269	$—	$30,496
Restricted cash	—	585	—	—	585
Contracts and accounts receivable	30	29,774	—	(1,971)	27,833
Intercompany receivables	73,972	—	—	(73,972)	—
Due from affiliates	—	1,138	—	—	1,138
Real estate inventories	—	286,928	—	—	286,928
Investment in and advances to unconsolidated joint ventures	—	50,857	—	—	50,857
Investment in subsidiaries	268,411	—	—	(268,411)	—
Other assets	9,381	11,918	—	—	21,299
Total assets	$368,179	$395,042	$269	$(344,354)	$419,136

Liabilities and equity
Accounts payable	$167	$32,900	$27	$—	$33,094
Accrued expenses and other liabilities	5,489	19,763	108	(1,942)	23,418
Intercompany payables	—	73,972	—	(73,972)	—
Due to affiliates	—	29	—	(29)	—
Unsecured revolving credit facility	118,000	—	—	—	118,000
Total liabilities	123,656	126,664	135	(75,943)	174,512
Stockholders' equity	244,523	268,378	33	(268,411)	244,523
Noncontrolling interest	—	—	101	—	101
Total equity	244,523	268,378	134	(268,411)	244,624
Total liabilities and equity	$368,179	$395,042	$269	$(344,354)	$419,136

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

	Three Months Ended March 31, 2017
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Revenues:
Home sales	$—	$69,406	$—	$—	$69,406
Fee Building	—	55,617	—	—	55,617
	—	125,023	—	—	125,023
Cost of Sales:
Home sales	—	60,034	31	—	60,065
Fee building	490	53,436	—	—	53,926
	490	113,470	31	—	113,991
Gross Margin:
Home sales	—	9,372	(31)	—	9,341
Fee building	(490)	2,181	—	—	1,691
	(490)	11,553	(31)	—	11,032
Selling and marketing expenses	—	(5,001)	—	—	(5,001)
General and administrative expenses	(779)	(4,311)	—	—	(5,090)
Equity in net income of unconsolidated joint ventures	—	306	—	—	306
Equity in net income (loss) of subsidiaries	1,672	—	—	(1,672)	—
Other income (expense), net	18	95	—	—	113
Income (loss) before income taxes	421	2,642	(31)	(1,672)	1,360
Benefit (provision) for income taxes	425	(949)	—	—	(524)
Net income (loss)	846	1,693	(31)	(1,672)	836
Net loss attributable to noncontrolling interest	—	—	10	—	10
Net income (loss) attributable to The New Home Company Inc.	$846	$1,693	$(21)	$(1,672)	$846

	Three Months Ended March 31, 2016
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Revenues:
Home sales	$—	$38,496	$3,807	$—	$42,303
Fee Building	—	43,052	—	(115)	42,937
	—	81,548	3,807	(115)	85,240
Cost of Sales:
Home sales	—	33,270	3,400	—	36,670
Fee building	470	40,444	—	—	40,914
	470	73,714	3,400	—	77,584
Gross Margin:
Home sales	—	5,226	407	—	5,633
Fee building	(470)	2,608	—	(115)	2,023
	(470)	7,834	407	(115)	7,656
Selling and marketing expenses	—	(3,018)	(458)	—	(3,476)
General and administrative expenses	(3,183)	(1,992)	—	—	(5,175)
Equity in net loss of unconsolidated joint ventures	—	(7)	—	—	(7)
Equity in net income (loss) of subsidiaries	1,605	—	—	(1,605)	—
Other income (expense), net	18	(140)	(102)	115	(109)
(Loss) income before income taxes	(2,030)	2,677	(153)	(1,605)	(1,111)
Benefit (provision) for income taxes	1,216	(974)	—	—	242
Net (loss) income	(814)	1,703	(153)	(1,605)	(869)
Net loss attributable to noncontrolling interest	—	—	55	—	55
Net (loss) income attributable to The New Home Company Inc.	$(814)	$1,703	$(98)	$(1,605)	$(814)
SUPPLEMENTAL CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

	Three Months Ended March 31, 2017
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Net cash used in operating activities	$(16,972)	$(22,276)	$(35)	$(148)	$(39,431)
Investing activities:
Purchases of property and equipment	(24)	(26)	—	—	(50)
Contributions and advances to unconsolidated joint ventures	—	(3,796)	—	—	(3,796)
Contributions to subsidiaries from corporate	(57,100)	—	—	57,100	—
Distributions of capital from subsidiaries	3,152			(3,152)	—
Distributions of capital from unconsolidated joint ventures	—	24	—	—	24
Net cash (used in) provided by investing activities	$(53,972)	$(3,798)	$—	$53,948	$(3,822)
Financing activities:
Proceeds from senior notes	247,402	—	—	—	247,402
Borrowings from credit facility	72,000	—	—	—	72,000
Repayments of credit facility	(190,000)	—	—	—	(190,000)
Payment of debt issuance costs	(5,967)	—	—	—	(5,967)
Contributions to subsidiaries from corporate	—	57,100	—	(57,100)	—
Distributions to corporate from subsidiaries	—	(3,300)	—	3,300	—
Minimum tax withholding paid on behalf of employees for stock awards	(565)	—	—	—	(565)
Net cash provided by (used in) financing activities	$122,870	$53,800	$—	$(53,800)	$122,870
Net increase (decrease) in cash and cash equivalents	51,926	27,726	(35)	—	79,617
Cash and cash equivalents – beginning of period	16,385	13,842	269	—	30,496
Cash and cash equivalents – end of period	$68,311	$41,568	$234	$—	$110,113

	Three Months Ended March 31, 2016
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Net cash (used in) provided by operating activities	$(17,812)	$(85,358)	$2,599	$(195)	$(100,766)
Investing activities:
Purchases of property and equipment	(100)	(74)	—	—	(174)
Contributions and advances to unconsolidated joint venture	—	(4,327)	—	—	(4,327)
Contributions to subsidiaries from corporate	(103,905)	—	—	103,905	—
Distributions of capital from subsidiaries	7,806	—	—	(7,806)	—
Distributions of capital from unconsolidated joint ventures	—	3,531	—	—	3,531
Net cash (used in) provided by investing activities	$(96,199)	$(870)	$—	$96,099	$(970)
Financing activities:
Borrowings from credit facility	115,000	—	—	—	115,000
Borrowings from other notes payable	—	—	339	—	339
Repayments of other notes payable	—	(13,135)	(1,687)	—	(14,822)
Contributions to subsidiaries from corporate	—	103,905	—	(103,905)	—
Distributions to corporate from subsidiaries	—	(8,001)	—	8,001	—
Minimum tax withholding paid on behalf of employees for stock awards	(630)	—	—	—	(630)
Excess income tax provision from stock-based compensation	(97)	—	—	—	(97)
Net cash provided by (used in) financing activities	$114,273	$82,769	$(1,348)	$(95,904)	$99,790
Net increase (decrease) in cash and cash equivalents	262	(3,459)	1,251	—	(1,946)
Cash and cash equivalents – beginning of period	18,129	27,140	605	—	45,874
Cash and cash equivalents – end of period	$18,391	$23,681	$1,856	$—	$43,928
18. Supplemental Guarantor Information

The Company's 7.25% Senior Notes due 2022 (the "Notes") are guaranteed, on an unsecured basis, jointly and severally, by all of the Company's 100% owned subsidiaries (collectively, the "Guarantors"). The guarantees are full and unconditional. The Indenture governing the Notes (the "Indenture") provides that the guarantees of a Guarantor will be automatically and unconditionally released and discharged: (1) upon any sale, transfer, exchange or other disposition (by merger, consolidation or otherwise) of all of the equity interests of such Guarantor after which the applicable Guarantor is no longer a “Restricted Subsidiary” (as defined in the Indenture), which sale, transfer, exchange or other disposition is made in compliance with applicable provisions of the Indenture; (2) upon the proper designation of such Guarantor as an “Unrestricted Subsidiary” (as defined in the Indenture), in accordance with the Indenture; (3) upon request of the Company and certification in an officers’ certificate provided to the trustee that the applicable Guarantor has become an “Immaterial Subsidiary” (as defined in the Indenture), so long as such Guarantor would not otherwise be required to provide a guarantee pursuant to the Indenture; provided that, if immediately after giving effect to such release the consolidated tangible assets of all Immaterial Subsidiaries that are not Guarantors would exceed 5.0% of consolidated tangible assets, no such release shall occur, (4) if the Company exercises its legal defeasance option or covenant defeasance option under the Indenture or if the obligations of the Company and the Guarantors are discharged in compliance with applicable provisions of the Indenture, upon such exercise or discharge; (5) unless a default has occurred and is continuing, upon the release or discharge of such Guarantor from its guarantee of any indebtedness for borrowed money of the Company and the Guarantors so long as such Guarantor would not then otherwise be required to provide a guarantee pursuant to the Indenture; or (6) upon the full satisfaction of the Company’s obligations under the Indenture; provided that in each case if such Guarantor has incurred any indebtedness in reliance on its status as a Guarantor in compliance with applicable provisions of the Indenture, such Guarantor’s obligations under such indebtedness, as the case may be, so incurred are satisfied in full and discharged or are otherwise permitted to be incurred by a Restricted Subsidiary (other than a Guarantor) in compliance with applicable provisions of the Indenture. The Company has determined that separate, full financial statements of the Guarantors would not be material to investors and, accordingly, supplemental financial information for the Guarantors is presented.

As the guarantees were made in connection with the first and second quarter 2017 private offering of notes, the Guarantors’ condensed financial information is presented as if the guarantees existed during the period presented. If any subsidiaries are released from the guarantees in future periods, the changes are reflected prospectively.
SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEETS

	December 31, 2016
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Assets
Cash and cash equivalents	$16,385	$13,842	$269	$—	$30,496
Restricted cash	—	585	—	—	585
Contracts and accounts receivable	30	29,774	—	(1,971)	27,833
Intercompany receivables	73,972	—	—	(73,972)	—
Due from affiliates	—	1,138	—	—	1,138
Real estate inventories	—	286,928	—	—	286,928
Investment in and advances to unconsolidated joint ventures	—	50,857	—	—	50,857
Investment in subsidiaries	268,411	—	—	(268,411)	—
Other assets	9,381	11,918	—	—	21,299
Total assets	$368,179	$395,042	$269	$(344,354)	$419,136

Liabilities and equity
Accounts payable	$167	$32,900	$27	$—	$33,094
Accrued expenses and other liabilities	5,489	19,763	108	(1,942)	23,418
Intercompany payables	—	73,972	—	(73,972)	—
Due to affiliates	—	29	—	(29)	—
Unsecured revolving credit facility	118,000	—	—	—	118,000
Total liabilities	123,656	126,664	135	(75,943)	174,512
Stockholder's equity	244,523	268,378	33	(268,411)	244,523
Noncontrolling interest	—	—	101	—	101
Total equity	244,523	268,378	134	(268,411)	244,624
Total liabilities and equity	$368,179	$395,042	$269	$(344,354)	$419,136

	December 31, 2015
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Assets
Cash and cash equivalents	$18,129	$27,140	$605	$—	$45,874
Restricted cash	—	380	—	—	380
Contracts and accounts receivable	—	25,246	—	(1,286)	23,960
Intercompany receivables	49,539	—	—	(49,539)	—
Due from affiliates	—	1,033	—	(54)	979
Real estate inventories	—	197,074	3,562	—	200,636
Investment in and advances to unconsolidated joint ventures	—	60,572	—	—	60,572
Investment in subsidiaries	227,435	—	—	(227,435)	—
Other assets	8,052	10,318	499	—	18,869
Total assets	$303,155	$321,763	$4,666	$(278,314)	$351,270

Liabilities and equity
Accounts payable	$—	$25,994	$377	$—	$26,371
Accrued expenses and other liabilities	7,456	13,514	143	(1,286)	19,827
Intercompany payables	—	49,539	—	(49,539)	—
Due to affiliates	—	293	54	(54)	293
Unsecured revolving credit facility	74,924	—	—	—	74,924
Other notes payable	—	6,000	2,158	—	8,158
Total liabilities	82,380	95,340	2,732	(50,879)	129,573
Stockholders' equity	220,775	226,423	1,012	(227,435)	220,775
Noncontrolling interest	—	—	922	—	922
Total equity	220,775	226,423	1,934	(227,435)	221,697
Total liabilities and equity	$303,155	$321,763	$4,666	$(278,314)	$351,270

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

	Year Ended December 31, 2016
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Revenues:
Home sales	$—	$502,792	$5,157	$—	$507,949
Fee Building	—	186,662	—	(155)	186,507
	—	689,454	5,157	(155)	694,456
Cost of Sales:
Home sales	—	428,881	4,678	—	433,559
Home sales impairments	—	2,350	—	—	2,350
Land sale impairment	—	1,150	—	—	1,150
Fee building	2,240	175,863	—	—	178,103
	2,240	608,244	4,678	—	615,162
Gross Margin:
Home sales	—	71,561	479	—	72,040
Land sale impairment	—	(1,150)	—	—	(1,150)
Fee building	(2,240)	10,799	—	(155)	8,404
	(2,240)	81,210	479	(155)	79,294
Selling and marketing expenses	—	(26,058)	(686)	—	(26,744)
General and administrative expenses	(14,719)	(11,163)	—	—	(25,882)
Equity in net income of unconsolidated joint ventures	—	7,691	—	—	7,691
Equity in net income (loss) of subsidiaries	32,091	—	—	(32,091)	—
Other (expense) income, net	(119)	(303)	(142)	155	(409)
Income (loss) before income taxes	15,013	51,377	(349)	(32,091)	33,950
Benefit (provision) for income taxes	6,009	(19,033)	—	—	(13,024)
Net income (loss)	21,022	32,344	(349)	(32,091)	20,926
Net loss attributable to noncontrolling interest	—	—	96	—	96
Net income (loss) attributable to The New Home Company Inc.	$21,022	$32,344	$(253)	$(32,091)	$21,022

	Year Ended December 31, 2015
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Revenues:
Home sales	$—	$269,225	$10,984	$—	$280,209
Fee Building	—	150,220	—	(330)	149,890
	—	419,445	10,984	(330)	430,099
Cost of Sales:
Home sales	—	225,379	9,853	—	235,232
Fee building	1,735	137,942	—	—	139,677
	1,735	363,321	9,853	—	374,909
Gross Margin:
Home sales	—	43,846	1,131	—	44,977
Fee building	(1,735)	12,278	—	(330)	10,213
	(1,735)	56,124	1,131	(330)	55,190
Selling and marketing expenses	—	(12,378)	(1,363)	—	(13,741)
General and administrative expenses	(13,602)	(6,676)	—	—	(20,278)
Equity in net income of unconsolidated joint ventures	—	13,767	—	—	13,767
Equity in net income (loss) of subsidiaries	31,423	—	—	(31,423)	—
Other (expense) income, net	(301)	(414)	(642)	330	(1,027)
Income (loss) before income taxes	15,785	50,423	(874)	(31,423)	33,911
Benefit (provision) for income taxes	5,903	(18,436)	—	—	(12,533)
Net income (loss)	21,688	31,987	(874)	(31,423)	21,378
Net loss attributable to noncontrolling interest	—	—	310	—	310
Net income (loss) attributable to The New Home Company Inc.	$21,688	$31,987	$(564)	$(31,423)	$21,688

	Year Ended December 31, 2014
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Revenues:
Home sales	$—	$53,508	$2,586	$—	$56,094
Fee Building	—	93,563	—	—	93,563
	—	147,071	2,586	—	149,657
Cost of Sales:
Home sales	—	44,773	2,070	—	46,843
Fee building	1,589	87,468	—	—	89,057
	1,589	132,241	2,070	—	135,900

Gross Margin:
Home sales	—	8,735	516	—	9,251
Fee building	(1,589)	6,095	—	—	4,506
	(1,589)	14,830	516	—	13,757
Selling and marketing expenses	—	(3,485)	(498)	—	(3,983)
General and administrative expenses	(6,978)	(5,442)	—	—	(12,420)
Equity in net income of unconsolidated joint ventures	—	8,443	—	—	8,443
Equity in net income (loss) of subsidiaries	10,678	—	—	(10,678)	—
Other income (expense), net	96	(812)	(78)	—	(794)
Income (loss) before income taxes	2,207	13,534	(60)	(10,678)	5,003
Benefit (provision) for income taxes	2,580	(2,826)	—	—	(246)
Net income (loss)	4,787	10,708	(60)	(10,678)	4,757
Net loss attributable to noncontrolling interest	—	—	30	—	30
Net income (loss) attributable to The New Home Company Inc.	$4,787	$10,708	$(30)	$(10,678)	$4,787

SUPPLEMENTAL CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

	Year Ended December 31, 2016
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Net cash (used in) provided by operating activities	$(7,041)	$(11,753)	$3,272	$(26,894)	$(42,416)
Investing activities:
Purchases of property and equipment	(193)	(246)	—	—	(439)
Cash assumed from joint venture at consolidation	—	2,009	—	—	2,009
Contributions and advances to unconsolidated joint venture	—	(15,088)	—	—	(15,088)
Contributions to subsidiaries from corporate	(225,169)	—	—	225,169	—
Distributions of capital from subsidiaries	189,392	725	—	(190,117)	—
Distributions of capital from unconsolidated joint ventures	—	15,307	—	—	15,307
Net cash (used in) provided by investing activities	$(35,970)	$2,707	$—	$35,052	$1,789
Financing activities:
Borrowings from credit facility	223,050	—	—	—	223,050
Repayments of credit facility	(179,974)	—	—	—	(179,974)
Borrowings from other notes payable	—	—	343	—	343
Repayments of other notes payable	—	(13,135)	(2,501)	—	(15,636)
Payment of debt issuance costs	(1,064)	—	—	—	(1,064)
Cash distributions to noncontrolling interest in subsidiary	—	—	(725)	—	(725)
Contributions to subsidiaries from corporate	—	225,169	—	(225,169)	—
Distributions to corporate from subsidiaries	—	(216,286)	(725)	217,011	—
Minimum tax withholding paid on behalf of employees for stock awards	(648)	—	—	—	(648)
Excess income tax provision from stock-based compensation	(97)	—	—	—	(97)
Net cash provided by (used in) financing activities	$41,267	$(4,252)	$(3,608)	$(8,158)	$25,249
Net decrease in cash and cash equivalents	(1,744)	(13,298)	(336)	—	(15,378)
Cash and cash equivalents – beginning of period	18,129	27,140	605	—	45,874
Cash and cash equivalents – end of period	$16,385	$13,842	$269	$—	$30,496

	Year Ended December 31, 2015
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Net cash provided by (used in) operating activities	$(1,902)	$(10,211)	$5,282	$(25,472)	$(32,303)
Investing activities:
Purchases of property and equipment	(259)	(159)	—	—	(418)
Contributions and advances to unconsolidated joint ventures	—	(13,028)	—	(2,000)	(15,028)
Contributions to subsidiaries from corporate	(131,778)	—	—	131,778	—
Distributions of capital from subsidiaries	104,695	647	—	(105,342)	—
Distributions of capital from unconsolidated joint ventures	—	32,026	—	—	32,026
Net cash (used in) provided by investing activities	$(27,342)	$19,486	$—	$24,436	$16,580
Financing activities:
Net proceeds from issuance of common stock	47,253	—	—	—	47,253
Borrowings from credit facility	99,450	—	—	—	99,450
Repayments of credit facility	(125,000)	—	—	—	(125,000)
Borrowings from other notes payable	—	—	3,552	—	3,552
Repayments of other notes payable	—	—	(5,171)	—	(5,171)
Cash distributions to noncontrolling interest in subsidiary	—	—	(2,411)	—	(2,411)
Contributions to subsidiaries from corporate	—	131,778	—	(131,778)	—
Distributions to corporate from subsidiaries	—	(132,167)	(647)	132,814	—
Minimum tax withholding paid on behalf of employees for stock awards	(248)	—	—	—	(248)
Excess income tax benefit from stock-based compensation	97	—	—	—	97
Tax valuation adjustment from stock-based compensation	17	—	—	—	17
Net cash provided by (used in) financing activities	$21,569	$(389)	$(4,677)	$1,036	$17,539
Net (decrease) increase in cash and cash equivalents	(7,675)	8,886	605	—	1,816
Cash and cash equivalents – beginning of period	25,804	18,254	—	—	44,058
Cash and cash equivalents – end of period	$18,129	$27,140	$605	$—	$45,874

	Year Ended December 31, 2014
	NWHM Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated NWHM
	(Dollars in thousands)
Net cash used in operating activities	$(19,645)	$(83,946)	$(4,884)	$(3,751)	$(112,226)
Investing activities:
Purchases of property and equipment	(678)	(205)	—	—	(883)
Contributions and advances to unconsolidated joint venture	—	(34,610)	—	—	(34,610)
Contributions to subsidiaries from corporate	(143,865)	(1,058)	—	144,923	—
Distributions of capital from subsidiaries	13,623	—	—	(13,623)	—
Distributions of capital from unconsolidated joint ventures	—	10,609	—	—	10,609
Net cash (used in) provided by investing activities	$(130,920)	$(25,264)	$—	$131,300	$(24,884)
Financing activities:
Net proceeds from issuance of common stock	87,800	—	—	—	87,800
Repurchase of common stock	(11,989)	—	—	—	(11,989)
Borrowings from credit facility	100,474	—	—	—	100,474
Borrowings from other notes payable	—	6,152	5,010	—	11,162
Repayments of other notes payable	—	(14,535)	(1,233)	—	(15,768)
Cash distributions to noncontrolling interest in subsidiary	—	—	(52)	—	(52)
Contributions to subsidiaries from corporate	—	143,865	1,058	(144,923)	—
Distributions to corporate from subsidiaries	—	(17,374)	—	17,374	—
Net cash provided by (used in) financing activities	$176,285	$118,108	$4,783	$(127,549)	$171,627
Net increase (decrease) in cash and cash equivalents	25,720	8,898	(101)	—	34,517
Cash and cash equivalents – beginning of period	84	9,356	101	—	9,541
Cash and cash equivalents – end of period	$25,804	$18,254	$—	$—	$44,058